UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA  94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-8512

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  11/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      205,935
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs                     COM            002824100      695   13,300 SH       SOLE                 13,300      0    0
American Tower Corp             COM            029912201     4259   83,083 SH       SOLE                 83,083      0    0
Amgen Incorporated              COM            031162100     1226   22,240 SH       SOLE                 22,240      0    0
Apple Computer                  COM            037833100    11942   42,086 SH       SOLE                 42,086      0    0
Arch Capital                    ORD            G0450A105    10066  120,124 SH       SOLE                120,124      0    0
Berkshire Hathaway B            CL B           084670702    12086  146,175 SH       SOLE                146,175      0    0
Blackstone Group                COM UNIT LTD   09253U108     9315  734,027 SH       SOLE                734,027      0    0
Boardwalk Pipeline Partners     UT LTD PARTNER 096627104      219    6,700 SH       SOLE                  6,700      0    0
Brookdale Senior Living         COM            112463104     2591  158,850 SH       SOLE                158,850      0    0
Chevrontexaco Corp              COM            166764100      281    3,471 SH       SOLE                  3,471      0    0
Crown Castle Int'l Corp         COM            228227104      225    5,100 SH       SOLE                  5,100      0    0
Crown Holdings Inc              COM            228368106    12509  436,476 SH       SOLE                436,476      0    0
Emerson Electric Co             COM            921011104     3769   71,572 SH       SOLE                 71,572      0    0
Exxon Mobil Corp                COM            30231G102     1185   19,176 SH       SOLE                 19,176      0    0
Goldman Sachs Group, Inc.       COM            38141G104     8390   58,033 SH       SOLE                 58,033      0    0
Google                          COM            38259P508    11157   21,219 SH       SOLE                 21,219      0    0
Illinois Tool Works             COM            452308109     9027  191,988 SH       SOLE                191,988      0    0
International Business Machines COM            459200101      286    2,131 SH       SOLE                  2,131      0    0
Johnson & Johnson Common        COM            478160104      820   13,241 SH       SOLE                 13,241      0    0
Kinross Gold Corp New           COM NO PAR     496902404      209   11,115 SH       SOLE                 11,115      0    0
Kraft Foods Inc                 COM            50075N104     8033  260,305 SH       SOLE                260,305      0    0
Legacy Reserves Lp              UNIT LP INT    524707304     5639  228,669 SH       SOLE                228,669      0    0
McDonalds Corp                  COM            580135101     5187   69,612 SH       SOLE                 69,612      0    0
Microsoft Inc                   COM            594918104     2731  111,517 SH       SOLE                111,517      0    0
Minnesota Mining and Mfg        COM            88579Y101      295    3,400 SH       SOLE                  3,400      0    0
Oracle Corp                     COM            68389X105     8432  314,049 SH       SOLE                314,049      0    0
Pepsico Inc.                    COM            713448108    14307  215,338 SH       SOLE                215,338      0    0
Plains All American Pipel       COM            726503105     4442   70,605 SH       SOLE                 70,605      0    0
Procter & Gamble                COM            742718109    10341  172,434 SH       SOLE                172,434      0    0
Qualcomm                        COM            747525103      577   12,775 SH       SOLE                 12,775      0    0
Regency Energy Partners         COM UNITS L P  75885Y107      264   10,800 SH       SOLE                 10,800      0    0
Retail Oppty Investments        COM            76131N101     5078  530,574 SH       SOLE                530,574      0    0
Schlumberger                    COM            806857108     8837  143,438 SH       SOLE                143,438      0    0
SLM Corporation                 COM            78442P106     4562  394,977 SH       SOLE                394,977      0    0
Tyco Intl Ltd New               SHS            H89128104    10575  287,919 SH       SOLE                287,919      0    0
Union Pacific Corp              COM            907818108     8856  108,268 SH       SOLE                108,268      0    0
Wells Fargo & Co New Del        COM            949746101     7522  299,484 SH       SOLE                299,484      0    0
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